FAIR VALUE MEASUREMENT (Details 3) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of financial instruments for which fair value does not approximate carrying value
Non-current portion of advance to suppliers	$ 120,144,449	$ 93,248,404	$ 105,188,020
Long-term bank borrowings	520,150,533	299,977,412	182,516,037
Carrying Value
Summary of financial instruments for which fair value does not approximate carrying value
Non-current portion of advance to suppliers	120,144,449	93,248,404	105,188,020
Convertible debt	127,756,000	136,262,524	133,035,624
Long-term bank borrowings	520,150,533	299,977,412	182,516,037
Fair Value
Summary of financial instruments for which fair value does not approximate carrying value
Non-current portion of advance to suppliers	103,717,341	91,059,441	101,528,564
Convertible debt	99,330,290	212,387,520	244,000,000
Long-term bank borrowings	$ 481,403,849	$ 299,977,412	$ 182,516,037